Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	NYSA Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001027657
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jul. 25, 2012
NYSA Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund.   You may qualify for sales charge discounts on purchases of $50,000 or more or through certain programs described elsewhere in this prospectus.  More information about these discounts is available from your financial professional and in the section “How to Purchase Shares” beginning on page 11 of the prospectus and in the section “How to Buy Shares” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 184% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	184.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in shares of the Fund for the time periods indicated and that you redeem all of those shares at the end of each time period. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your expenses would be as follows:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in the common stocks of publicly-traded companies. Fund shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Adviser uses fundamental analysis to identify securities with potential for capital appreciation.  The Adviser focuses on companies projecting above average earnings and revenue growth, as compared to market averages (as represented by the S&P 500 Index). Also, the Fund invests in companies the Adviser believes to be undervalued by the current market.  The Fund buys shares in companies of all sizes, and although emphasis is placed on larger companies, small and medium sized companies may occasionally make up a significant portion of the Fund’s portfolio.  However, there is no assurance that these factors and the other characteristics that the Adviser believes favor these companies will continue in the future.

The Fund can buy stocks of companies without regard to market capitalization. Investments may be made in “micro cap” companies (having a market capitalization under $100 million), “small cap” companies (having a market capitalization between $100 million and $1 billion), “mid cap” companies (having a market capitalization between $1 billion and $5 billion) and “large cap” companies (having a market capitalization over $5 billion). Newer, small companies may offer greater opportunities for capital appreciation, but they involve a substantially greater risk of loss and price fluctuation.

The Fund is not restricted with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and its investment policies may require.  The Fund engages in active and frequent trading of portfolio securities, especially during periods of market volatility.  The Fund has experienced exceptionally high turnover in each of its most recent fiscal years.  The transaction costs attendant to this portfolio strategy will result in increased costs to the Fund.  A high rate of portfolio turnover in any year will increase brokerage commissions paid by the Fund, thus reducing the Fund’s total return, and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders when Fund shares are held in taxable accounts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price of the Fund’s shares can go up and down substantially.  The value of the Fund’s investments are subject to changes in their value from a number of factors, some of which are described below.  There is also the risk that poor security selection by the Adviser will cause the Fund to underperform other funds having similar objectives. There is no assurance that the Fund will achieve its investment objective.  When you redeem your shares, they may be worth more or less than what you paid for them.  These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stocks.  Stocks fluctuate in price and their short-term volatility at times may be substantial.  The return on and value of an investment in the Fund will fluctuate in response to stock market movements generally. Investments in common stocks are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, there is a risk that you could lose money by investing in the Fund.

Special Risks of Investing in Growth Stocks.  Stocks of growth companies may be more volatile than other stocks.  Their stocks may be less liquid than those of larger issuers. That means that the Fund could have greater difficulty selling the securities of a smaller issuer at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the Fund.

Special Risks of Investing in Small-Cap Stocks.  The Fund buys shares in companies of all sizes, and although emphasis is placed on larger companies, small and medium sized companies may occasionally make up a significant portion of the Fund’s portfolio.  Small-cap companies are generally newer companies with limited operating histories.  While these stocks may offer greater opportunities for long-term capital appreciation than larger, more established companies, they involve a substantially greater risk of loss.  Small-cap companies may have less access to financial resources and less experienced management than larger, more established companies.  Small-cap stocks may be less liquid than stocks of larger issuers.  That means that the Fund could have greater difficulty selling small-cap stocks at an acceptable price, especially in periods of market volatility. These factors increase the potential for losses to the Fund. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company if it realizes any gain at all.

Risk of Non-Diversification. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  These fluctuations, if significant, may affect the performance of the Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Who Is the Fund Designed For?

The Fund is designed primarily for investors seeking capital growth over the long term.  Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund focusing on stocks of issuers regardless of market capitalization. Fund is not designed for investors needing current income.  The Fund is not a complete investment program.  You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	These risks mean that you can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  More recent performance is available by calling the toll-free number on the back of this prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-535-9169
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2002	rr_AnnualReturn2002	(47.07%)
Annual Return 2003	rr_AnnualReturn2003	64.20%
Annual Return 2004	rr_AnnualReturn2004	10.43%
Annual Return 2005	rr_AnnualReturn2005	(7.73%)
Annual Return 2006	rr_AnnualReturn2006	5.35%
Annual Return 2007	rr_AnnualReturn2007	(7.62%)
Annual Return 2008	rr_AnnualReturn2008	(23.06%)
Annual Return 2009	rr_AnnualReturn2009	16.46%
Annual Return 2010	rr_AnnualReturn2010	5.87%
Annual Return 2011	rr_AnnualReturn2011	(16.12%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The impact of sales charges is not reflected in the bar chart.  If reflected, returns would be less than those shown.

During the period shown in the bar chart, the highest return for a quarter was 26.00% during the quarter ended June 30, 2003, and the lowest return for a quarter was 34.41% during the quarter ended June 30, 2002.  The Fund’s year-to-date cumulative return through June 30, 2012 is   -8.71%.

The following table shows the average annual total returns for the Fund’s shares.  After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Your actual after-tax returns, depending on your individual tax situation, may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The Fund’s performance is compared to the Standard and Poor’s 500 Index, an unmanaged index of 500 widely held domestic common stocks.  The index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes.  The Fund’s investments vary from those in the index.

NYSA Fund | - Comparison Index - Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
NYSA Fund | NYSA Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee for Each Redemption by Wire	rr_ShareholderFeeOther	20.00
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.04%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,679
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,551
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,432
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,679
1 Year	rr_AverageAnnualReturnYear01	(18.18%)
5 Years	rr_AverageAnnualReturnYear05	(6.44%)
10 Years	rr_AverageAnnualReturnYear10	(3.48%)
NYSA Fund | NYSA Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.18%)
5 Years	rr_AverageAnnualReturnYear05	(6.44%)
10 Years	rr_AverageAnnualReturnYear10	(3.48%)
NYSA Fund | NYSA Fund | Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.82%)
5 Years	rr_AverageAnnualReturnYear05	(5.35%)
10 Years	rr_AverageAnnualReturnYear10	(2.88%)
[1]	Total Fund Operating Expenses in the table above do not correlate with the Ratio of Expenses to Net Assets for the fiscal year ended March 31, 2012 as shown in the Financial Highlights section of this prospectus. Total Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses which are fees and expenses that the Fund incurs indirectly through its investments in the underlying funds in which it invests. The Ratio of Expenses to Net Assets for the for the fiscal year ended March 31, 2012 as shown in the Financial Highlights section of this prospectus does not take Acquired Fund Fees and Expenses into account. Total Fund Operating Expenses in the table above do not reflect the Adviser's voluntary waiver of a portion of the advisory fee that it was entitled to receive during the fiscal year ended March 31, 2012, whereas The Ratio of Expenses to Net Assets reflects that waiver. Management Fees in the table above have not been restated to reflect that waiver because the Adviser is under no contractual obligation to waive any portion of its advisory fee.